Investment in Equity Method Investees - Summarized Financial Information of Equity Method Investees (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Profit (Loss)	$ (224,217)	$ (105,556)	$ (105,981)	$ (119,872)	$ (609,192)	[1]	$ (225,428)	[1]	$ (401,905)	[2]	$ (33,077)	[2]	$ (24,266)	[2]
Total assets	3,282,035	3,543,791	$ 3,614,544	$ 3,614,544	3,282,035		3,543,791		3,417,945		104,006
Total Liabilities	1,638,373				1,638,373				1,230,673		255,414
Equity Method Investee [Member]
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Revenue	8	16			8		16		22		1		34
Amortization	500	500			1,500		1,500		2,000		2,000		2,000
Other expenses	0	8			0		8		8		0		20
Profit (Loss)	(492)	$ (492)			(1,492)		$ (1,492)		(1,986)		(1,999)		$ (1,986)
Total assets	1,874				1,874				3,341		5,390
Total Liabilities	$ 309				$ 309				$ 274		$ 266

[1]	Balances include related party transactions. See Note 13, Related Party Transactions, for further details.
[2]	Balances include related party transactions. See Note 14, Related Party, for further details.